Other financial assets	3 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Other financial assets	Other financial assets
Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,665	4,693
Deposits	693	702
Total other non-current financial assets	5,358	5,395
Advances related to CRO contracts	7,717	7,903
Other investments	13,698	14,128
Total other current financial assets	21,415	22,032
Other financial assets	26,772	27,426
Advances related to CRO contracts
These advances granted in 2022 for a total undiscounted amount of €12,187 thousand for clinical studies are to be recovered at the end of the studies after final reconciliation with pass-through costs, which are being invoiced and paid as studies are carried out. These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 0.19% to 7.16%, and are subsequently measured at amortized cost. The recovery dates of the first two advances are scheduled in 2026.
During the first half of 2023, additional advances related to CRO contracts amounting to €1,620 thousand were made (undiscounted amount). These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 7.09% to
7.59%, and are subsequently measured at amortized cost.
At inception, a prepaid expenses asset was recognized for the difference between the advances’ nominal value and fair value, and spread over the term of the advances, at the rate of recognition of the related R&D expenses (see Note 10).
In March 2024, a change order was signed with the CRO, extending the scope (addition of maintenance studies) and end date of one of the studies to 2029, thus postponing the recovery date of the corresponding advance of €5,538 thousand from June 2026 to June 2029.
The Group considered that this asset modification met the criteria for derecognition, and recognized a new financial asset at fair value on that date, using a discount rate of 6.83%. Since the Group considers that these advances are made in exchange for a discount on future services to be received from the CROs, a prepaid expense asset was also recognized for the difference between the derecognized asset carrying value and new asset fair value, and spread over the term of the advance (equal to the period of service) in a similar manner.
As of March 31, 2026, the recovery dates of these advances are spread from 2026 to 2030.
The credit risk related to these advances is deemed insignificant due to the CROs' credit ratings.
Other investments
Other investments consist of 9-month and 12-month term deposits that do not qualify for a classification under cash and cash equivalents.
Deposits
Deposits include amounts related to the Paris and Boston offices lease contracts, the ATM Program, as well as other security deposits.